Segmented and geographic information	12 Months Ended
Oct. 31, 2025
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Segmented and geographic information

Note 29	Segmented and geographic information

CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides clients across Canada with financial solutions, services and advice through our dedicated team members in banking centres and contact centres, as well as leading mobile and online banking platforms to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada. Our offering also includes an online brokerage platform for retail clients and asset management services for institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate companies, entrepreneurs, high-net-worth individuals and families, as well as operating private and small business banking services in strategic markets across the U.S.
Capital Markets provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked research to our clients around the world. Leveraging the capabilities of our differentiated platform, Capital Markets also delivers multi-currency payments and innovative solutions for clients across our bank.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, and Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC Caribbean and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. This market-based cost of funds takes into account the cost of maintaining sufficient regulatory capital to support business requirements, including the cost of preferred shares. Once the interest and liquidity risks inherent in our client-driven assets and liabilities are transfer priced into Treasury, they are managed within CIBC’s risk framework and limits. Capital is attributed to the SBUs based on the estimated amount of regulatory capital required to support their businesses, which is intended to consistently measure and align the costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other.
We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
We use a Product Owner/Customer Segment/Distributor Channel allocation management model to measure and report the results of operations of various lines of business within our SBUs. The model uses certain estimates and methodologies to process internal transfers between the impacted lines of business for sales, renewals and trailer commissions as well as certain attributable costs. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
The non-interest expenses of the functional and support groups are generally allocated to the business lines within the SBUs based on appropriate criteria and methodologies. The basis of allocation is reviewed periodically to reflect changes in support to business lines. Other costs not directly attributable to business lines remain in Corporate and Other.
We recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.
Changes made to our business segments
2025
The following changes were made in the first quarter of 2025:
•
Our Simplii Financial direct banking business and Investor’s Edge direct investing business, previously reported in Capital Markets and Direct Financial Services were realigned with Canadian Personal and Business Banking and Canadian Commercial Banking and Wealth Management, respectively; and

•	Our CIBC Cleary Gull U.S. mid-market investment banking business was realigned from Capital Markets to U.S. Commercial Banking and Wealth Management.
Prior period amounts were restated accordingly. While the changes impacted the results of our strategic business units (SBUs) and how we measure the performance of our SBUs, there was no impact on our consolidated financial results from these changes.
Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2025	Net interest income (2)	$9,629	$2,960	$2,205	$501	$474	$15,769	$10,278	$3,080	$2,246	$165
	Non-interest income (3)(4)	2,402	3,942	1,011	5,647	362	13,364	8,995	2,852	480	1,037
	Total revenue	12,031	6,902	3,216	6,148	836	29,133	19,273	5,932	2,726	1,202
	Provision for credit losses	1,764	166	175	208	29	2,342	1,947	256	29	110
	Amortization and impairment (5)	231	2	106	2	837	1,178	960	140	57	21
	Other non-interest expenses	5,836	3,520	1,755	2,853	710	14,674	11,130	2,566	624	354
	Income (loss) before income taxes	4,200	3,214	1,180	3,085	(740)	10,939	5,236	2,970	2,016	717
	Income taxes (2)	1,093	873	222	812	(515)	2,485	1,290	754	232	209
	Net income (loss)	$3,107	$2,341	$958	$2,273	$(225)	$8,454	$3,946	$2,216	$1,784	$508
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	3,107	2,341	958	2,273	(250)	8,429	3,946	2,216	1,759	508
	Average assets (6)(7)	$339,909	$103,855	$64,415	$378,541	$217,565	$1,104,285	$835,506	$189,079	$55,069	$24,631
2024 (8)	Net interest income (2)	$8,592	$2,232	$1,906	$303	$662	$13,695	$9,095	$2,569	$1,865	$166
	Non-interest income (3)(4)	2,350	3,786	914	4,497	364	11,911	8,249	2,265	626	771
	Total revenue	10,942	6,018	2,820	4,800	1,026	25,606	17,344	4,834	2,491	937
	Provision for credit losses	1,233	123	560	84	1	2,001	1,375	623	1	2
	Amortization and impairment (5)	229	2	98	9	832	1,170	956	130	64	20
	Other non-interest expenses	5,477	3,064	1,620	2,470	638	13,269	10,108	2,259	607	295
	Income (loss) before income taxes	4,003	2,829	542	2,237	(445)	9,166	4,905	1,822	1,819	620
	Income taxes (2)	1,098	766	42	608	(502)	2,012	1,284	422	125	181
	Net income (loss)	$2,905	$2,063	$500	$1,629	$57	$7,154	$3,621	$1,400	$1,694	$439
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$39	$39	$–	$–	$39	$–
	Equity shareholders	2,905	2,063	500	1,629	18	7,115	3,621	1,400	1,655	439
	Average assets (6)(7)	$333,793	$95,536	$60,820	$315,314	$199,670	$1,005,133	$750,500	$177,688	$52,862	$24,083

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil (2024: $
16
million) with an equivalent offset in Corporate and Other. TEB adjustment and related
offset
are
no longer applied since the third quarter of 2024 upon the enactment of Bill C-59 in June 2024, which eliminated the dividend received deduction for Canadian banks.

(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets, and Canadian Commercial Banking and Wealth Management.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Average balances are calculated as a weighted average of daily closing balances.
(8)	Certain prior year information has been restated. See the “External reporting changes” section for additional details.
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2025	2024
Canadian Personal and Business Banking (1)	$12,031	$10,942
Canadian Commercial Banking and Wealth Management (1)
Commercial banking	$2,710	$2,465
Wealth management	4,192	3,553
	$6,902	$6,018
U.S. Commercial Banking and Wealth Management (1)
Commercial banking	$2,224	$1,971
Wealth management	992	849
	$3,216	$2,820
Capital Markets (1)(2)
Global markets	$3,996	$3,055
Corporate and investment banking	2,152	1,745
	$6,148	$4,800
Corporate and Other (2)
International banking	$905	$980
Other	(69)	46
	$836	$1,026

(1)	Certain prior year information has been restated. See the “External reporting changes” section for additional details.
(2)
Capital Markets net interest income
includes
TEB adjustments of
 nil (2024: $16
million) with an equivalent offset in Corporate and Other. TEB adjustment and related offset are
no longer applied since the third quarter of 2024 upon the enactment of Bill C-59 in June 2024, which eliminated the dividend received deduction for Canadian banks.